Summary of significant accounting judgements, estimates, and significant accounting policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Sep. 30, 2021
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Shorter of useful life and the term of the underlying lease
Bottom of range [member] | Technical facilities and machines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Other facilities, operating and business equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Top of range [member] | Technical facilities and machines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Other facilities, operating and business equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years